INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax reconciliation, amount
(Loss) income before income tax	$ (34,480)	$ (7,008)	$ (25,384)
Income tax computed at applicable tax rates	(7,241)	(1,472)	(5,331)
Effect of different tax rates in different jurisdictions	4,649	813	2,790
Non-deductible expenses	4,271	322	2,099
Change in valuation allowance	(1,679)	337	671
Research and development super-deduction			(229)
Income tax expense (benefit)	$ 0	$ 0	$ 0
Tax reconciliation, percent
Income tax computed at applicable tax rates	21.00%	21.00%	21.00%
Effect of different tax rates in different jurisdictions	(13.50%)	(11.60%)	(11.00%)
Non-deductible expenses	(12.40%)	(4.60%)	(8.30%)
Change in valuation allowance	4.90%	(4.80%)	(2.60%)
Research and development super-deduction			(0.90%)